BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Investor A and Institutional Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1,2,3]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[4]	0.09%	0.09%
Administration Fees[3]	0.09%	0.09%
Independent Expenses[4]	–	–
Total Annual Fund Operating Expenses	0.35%	0.10%
Fee Waivers and/or Expense Reimbursements[2,4]	–	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.35%	0.10%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fees have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$36	$113	$197	$443
Institutional Shares	$10	$32	$56	$128

The third and fourth paragraphs of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective July 1, 2019, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. Prior to July 1, 2019, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The second paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

Effective July 1, 2019, BAL is entitled to receive fees for these services at the annual rate of 0.09% of the average daily net assets of the Investor A and Institutional Shares of the Fund. Prior to July 1, 2019, BAL was entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Investor A and Institutional Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Investor C1 Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor C1 Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor C1 Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses[4]	0.09%
Administration Fee[3]	0.09%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	1.00%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 21, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$102	$318	$552	$1,225

The third and fourth paragraphs of the section of the Investor C1 Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective July 1, 2019, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. Prior to July 1, 2019, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The second paragraph of the section of the Investor C1 Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

Effective July 1, 2019, BAL is entitled to receive fees for these services at the annual rate of 0.09% of the average daily net assets of the Investor C1 Shares of the Fund. Prior to July 1, 2019, BAL was entitled to receive fees for these services at the annual rate of 0.14% of the average daily net assets of the Investor C1 Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Service Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Service Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses[4]	0.06%
Administration Fee[3]	0.06%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	0.22%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.22%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$23	$71	$124	$280

The third and fourth paragraphs of the section of the Service Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective July 1, 2019, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. Prior to July 1, 2019, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The second paragraph of the section of the Service Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

Effective July 1, 2019, BAL is entitled to receive fees for these services at the annual rate of 0.06% of the average daily net assets of the Service Shares of the Fund. Prior to July 1, 2019, BAL was entitled to receive fees for these services at the annual rate of 0.04% of the average daily net assets of the Service Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Class K Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4]	0.02%
Administration Fee[3]	0.02%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	0.03%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.03%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$3	$10	$17	$39

The third and fourth paragraphs of the section of the Class K Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective July 1, 2019, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. Prior to July 1, 2019, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The second paragraph of the section of the Class K Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

Effective July 1, 2019, BAL is entitled to receive fees for these services at the annual rate of 0.02% of the average daily net assets of the Class K Shares of the Fund. Prior to July 1, 2019, Class K Shares of the Fund did not pay an administration fee. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Investor P Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor P Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 12 of the Fund’s prospectus and in the “Purchase of Shares” section on page 72 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor P Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[4,5]	0.09%
Administration Fee[3]	0.09%
Independent Expenses[4,5]	–
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.35%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 22, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

[5]	Independent Expenses are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor P Shares	$559	$632	$711	$945

The third and fourth paragraphs of the section of the Investor P Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective July 1, 2019, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. Prior to July 1, 2019, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The second paragraph of the section of the Investor P Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

Effective July 1, 2019, BAL is entitled to receive fees for these services at the annual rate of 0.09% of the average daily net assets of the Investor P Shares of the Fund. Prior to July 1, 2019, BAL was entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Investor P Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fourth and fifth paragraphs of the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Investment Adviser” are deleted in their entirety and replaced with the following:

Effective as of July 1, 2019, BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.01% of the Master Portfolio’s average daily net assets. From April 30, 2015 through June 30, 2019, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets. Prior to April 30, 2015, BFA received as compensation for its services to the Master Portfolio a management fee equal to 0.05% of the Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

BFA has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The seventh paragraph of the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Investment Adviser” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the Independent Registered Public Accounting Firm that provides audit services in connection with the Master Portfolio (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolio. Each of BlackRock Advisors, LLC (“BAL”) and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Master Portfolio for such MIP Independent Expenses through April 30, 2021. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and MIP.

The first paragraph of the section of the Investor A, Investor C1, Institutional, Service and Class K Shares SAI entitled “Management, Advisory and Other Service Arrangements—Administrator” is deleted in its entirety and replaced with the following:

The Trust has engaged BAL to provide certain administration services to the Fund. BAL and its affiliates provide the Fund with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Fund’s administrative operations, preparation of proxy statements and shareholder reports. BAL and its affiliates also furnish office space and certain facilities to conduct the Fund’s business and compensate the Trust’s Trustees, officers and employees who are affiliated with BAL. Effective July 1, 2019, BAL is entitled to receive an annual administration fee for providing administrative services to the Fund as a percentage of average daily net assets of each share class of the Fund as follows:

Class	Rate
Investor A	0.09%
Investor C1	0.09%
Institutional	0.09%
Service	0.06%
Class K	0.02%

Prior to July 1, 2019, BAL was entitled to receive an annual administration fee for providing administrative services to the Fund as a percentage of average daily net assets of each share class of the Fund as follows:

Class	Rate
Investor A	0.07%
Investor C1	0.14%
Institutional	0.07%
Service	0.04%
Class K	0.00%

The first paragraph of the section of the Investor P Shares SAI entitled “Management, Advisory and Other Service Arrangements—Administrator” is deleted in its entirety and replaced with the following:

The Trust has engaged BAL to provide certain administration services to the Fund. BAL and its affiliates provide the Fund with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Fund’s administrative operations, preparation of proxy statements and shareholder reports. BAL and its affiliates also furnish office space and certain facilities to conduct the Fund’s business and compensate the Trust’s Trustees, officers and employees who are affiliated with BAL. Effective July 1, 2019, BAL is entitled to receive an annual administration fee for providing administrative services to the Fund as a percentage of average daily net assets of Investor P Shares of the Fund as follows:

Class	Rate
Investor P	0.09%

Prior to July 1, 2019, BAL was entitled to receive an annual administration fee for providing administrative services to the Fund as a percentage of average daily net assets of Investor P Shares of the Fund as follows:

Class	Rate
Investor P	0.07%

The sixth paragraph of the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Administrator” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the Independent Registered Public Accounting Firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Fund for such Independent Expenses through April 30, 2021. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Shareholders should retain this supplement for future reference.

PR2SAI-S&P500-0319SUP